Lincoln Variable Insurance Products Trust
1300 S. Clinton Street
Fort Wayne, IN  46802

August 4, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:       Lincoln Variable Insurance Products Trust
File Nos. 033-70742; 811-08090
(LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund, LVIP SSgA Global Tactical Allocation Fund)

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 91 to the Registration Statement under the Securities Act of 1933, and (ii) the text of that amendment to the Registration Statement was filed electronically on July 29, 2010.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (603) 226-5706.

Very truly yours,

/s/ Craig D. Moreshead

Craig D. Moreshead
Senior Counsel